Stock Options - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding at Beginning balance	5,904,376
Shares, Granted	1,072,920
Shares, Exercised	(522,450)
Shares, Forfeited	(580,660)
Shares, Outstanding at Ending balance	5,874,186	5,904,376
Shares, Exercisable at December 31, 2016	1,925,687
Shares, Vested and expected to vest at December 31, 2016	5,506,193
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding at Beginning balance	$ 8.62
Weighted Average Exercise Price, Granted	14.65
Weighted Average Exercise Price, Exercised	5.84
Weighted Average Exercise Price, Forfeited	7.47
Weighted Average Exercise Price, Outstanding at Ending balance	10.09	$ 8.62
Weighted Average Exercise Price, Exercisable at December 31, 2016	7.79
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2016	$ 10.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted Average Remaining Contractual Term (Years)	8 years	8 years 7 months 6 days
Weighted Average Remaining Contractual Term, Exercisable at December 31, 2016	7 years 6 months
Weighted Average Remaining Contractual Term, Vested and expected to vest at December 31, 2016	8 years
Aggregate Intrinsic Value, Outstanding at Beginning balance	$ 37,788
Aggregate Intrinsic Value, Outstanding at Ending balance	103,038	$ 37,788
Aggregate Intrinsic Value, Exercisable at December 31, 2016	38,212
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2016	$ 96,799